Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Schedule of Contract Costs Recognized as Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Incremental cost of contract establishment
Statement [LineItems]
Contract assets recognized	₩ 2,018,168	₩ 1,666,042	₩ 1,656,711
Cost of Contract performance
Statement [LineItems]
Contract assets recognized	₩ 80,920	₩ 72,122	₩ 70,757